Net Income (Loss) from Financial Assets at Fair Value through Profit or Loss - Summary of Net Income (Loss) from Financial Assets at Fair Value Through Profit or Loss (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net income (loss) from financial assets at fair value through profit or loss	¥ (21,939)	¥ 54,655	¥ (667)
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net income (loss) from financial assets at fair value through profit or loss	(23,557)	53,048	(1,775)
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net income (loss) from financial assets at fair value through profit or loss	¥ 1,618	¥ 1,607	¥ 1,108